Operating Segment - Disclosure of Detailed Information About Segment Performance (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021		Jan. 31, 2020		Jan. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 80,039		$ 90,065		$ 111,920
Cost of goods sold	(46,147)		(56,247)		(74,480)
Gross profit	33,892		33,818		37,440
Administrative expenses	(9,556)		(11,837)		(3,432)
Corporate expenses	(9,350)		(12,772)		(14,145)
Other income	4,223
Other foreign exchange gain (loss)	(3,642)		(615)		(1,963)
EBITDA	690		(16,167)		(25,602)
Brand transition, restructure and transaction expenses	(22,527)		(14,593)		(10,075)
Finance expense	(8,214)		(5,213)		(4,041)
Interest income	5		12
Income/(loss) before income tax expense	(68,212)		(53,523)		(50,494)
Income tax expense	(134)		(782)		1,274
Profit/(loss) after income tax	(68,346)		(54,305)		(49,220)
Operating segments [Member]
Statement Line Items [Line Items]
Revenue from external customers	80,039		90,065		111,920
Revenue	80,039		90,065		111,920
Cost of goods sold	(46,147)		(56,247)		(74,480)
Gross profit	33,892		33,818		37,440
Other segment expenses	(28,880)	[1]	(35,555)	[1]	(45,454)	[2]
Administrative expenses	(856)		(1,234)		(1,050)
Corporate expenses	(9,350)		(12,772)		(17,947)
Other income	4,223
Other foreign exchange gain (loss)	1,661		(424)		1,409
EBITDA	690		(16,167)		(25,602)
Brand transition, restructure and transaction expenses	(22,527)		(13,687)	[3]	(10,075)
Finance expense	(8,214)		(5,213)		(4,041)
Interest income	5		12
Impairment expense	(4,895)		(8,904)		(8,173)
Depreciation and amortisation	(8,700)		(10,603)		(2,382)
Fair value gain on foreign exchange contracts			729		(1,704)
Unrealised foreign exchange gain/(loss)	1,981		310		2,258
Fair value loss on Convertible Notes derivative	(26,552)				(775)
Income/(loss) before income tax expense	(68,212)		(53,523)		(50,494)
Income tax expense	(134)		(782)		1,274
Profit/(loss) after income tax	(68,346)		(54,305)		(49,220)
Operating segments [Member] | New Zealand Retail [Member]
Statement Line Items [Line Items]
Revenue from external customers	40,492		42,576		50,348
Revenue	40,492		42,576		50,348
Cost of goods sold	(19,188)		(19,582)		(24,616)
Gross profit	21,304		22,994		25,732
Other segment expenses	(17,359)	[1]	(18,784)	[1]	(24,540)	[2]
Administrative expenses
Corporate expenses
Other income
Other foreign exchange gain (loss)
EBITDA	3,945		4,210		1,192
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value loss on Convertible Notes derivative
Income/(loss) before income tax expense	3,945		4,210		1,192
Income tax expense
Profit/(loss) after income tax	3,945		4,210		1,192
Operating segments [Member] | New Zealand Wholesale [Member]
Statement Line Items [Line Items]
Revenue from external customers	7,496		15,554		29,439
Revenue	7,496		15,554		29,439
Cost of goods sold	(4,636)		(11,342)		(24,582)
Gross profit	2,860		4,211		4,857
Other segment expenses	(1,425)	[1]	(3,112)	[1]	(9,667)	[2]
Administrative expenses
Corporate expenses
Other income
Other foreign exchange gain (loss)
EBITDA	1,435		1,099		(4,810)
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value loss on Convertible Notes derivative
Income/(loss) before income tax expense	1,435		1,099		(4,810)
Income tax expense
Profit/(loss) after income tax	1,435		1,099		(4,810)
Operating segments [Member] | E-Commerce [Member]
Statement Line Items [Line Items]
Revenue from external customers	32,051		31,935		32,133
Revenue	32,051		31,935		32,133
Cost of goods sold	(21,604)		(20,916)		(21,248)
Gross profit	10,447		11,020		10,885
Other segment expenses	(10,096)	[1]	(13,659)	[1]	(11,247)	[2]
Administrative expenses
Corporate expenses
Other income
Other foreign exchange gain (loss)
EBITDA	351		(2,639)		(362)
Brand transition, restructure and transaction expenses				[3]
Finance expense
Interest income
Impairment expense
Depreciation and amortisation
Fair value gain on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value loss on Convertible Notes derivative
Income/(loss) before income tax expense	351		(2,639)		(362)
Income tax expense
Profit/(loss) after income tax	351		(2,639)		(362)
Operating segments [Member] | Unallocated [member]
Statement Line Items [Line Items]
Revenue from external customers
Revenue
Cost of goods sold	(719)		(4,407)		(4,034)
Gross profit	(719)		(4,407)		(4,034)
Other segment expenses		[1]		[1]		[2]
Administrative expenses	(856)		(1,234)		(1,050)
Corporate expenses	(9,350)		(12,772)		(17,947)
Other income	4,223
Other foreign exchange gain (loss)	1,661		(424)		1,409
EBITDA	(5,041)		(18,837)		(21,622)
Brand transition, restructure and transaction expenses	(22,527)		(13,687)	[3]	(10,075)
Finance expense	(8,214)		(5,213)		(4,041)
Interest income	5		12
Impairment expense	(4,895)		(8,904)		(8,173)
Depreciation and amortisation	(8,700)		(10,603)		(2,382)
Fair value gain on foreign exchange contracts			729		(1,704)
Unrealised foreign exchange gain/(loss)	1,981		310		2,258
Fair value loss on Convertible Notes derivative	(26,552)				(775)
Income/(loss) before income tax expense	(73,943)		(56,193)		(46,514)
Income tax expense	(134)		(782)		1,274
Profit/(loss) after income tax	$ (74,077)		$ (56,975)		$ (45,240)

[1]	Other segment expenses relate to brand management expenses.
[2]	Other segment expenses relate to brand management expenses and some corporate expenses.
[3]	Brand transition, restructure and transaction expenses are shown net of proceeds from the sale of Naked brand and trademarks.